Other Receivables and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Other Receivables and Prepaid Expenses
	December 31,
	2021	2020

Prepaid expenses and other current assets	429	413
Government authorities	17	19
Other	133	50
Total	579	482